Grupo Santander - Agreement for the acquisition of TSB Banking Group plc (Details) - Jul. 01, 2025 € in Millions, £ in Millions	EUR (€)	GBP (£)
TSB Banking Group plc (TSB)
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	€ 3,100	£ 2,650